CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schdeule of convertible notes payable

					Unamortized	September 30, 2020	December 31, 2019
Description	Interest rate	Maturity Date	Principal	Accrued interest	debt discount	Balance, net	Balance, net

Power Up Lending Group	12%	November 12, 2020	-	-	-	-	11,643
	12%	December 23, 2020	-	-	-	-	1,543
	12%	January 22, 2021	-	-	-	-	-
	12%	July 13, 2021	63,000	1,636	(49,364)	15,272	-

GS Capital Partners, LLC	8%	August 14, 2019	-	-	-	-	27,557
	8%	August 14, 2019	-	-	-	-	174,789
	8%	February 4, 2020	-	-	-	-	49,243

Crown Bridge Partners, LLC	8%	August 31, 2019	-	-	-	-	30,803
	8%	October 16, 2019	-	-	-	-	30,387

Odyssey Funding LLC	10%	November 15, 2020	-	-	-	-	27,658
	10%	January 13, 2021	-	-	-	-	-

Black Ice Advisors, LLC	10%	November 25, 2020	-	-	-	-	5,739

Adar Alef, LLC	10%	February 5, 2021	-	-	-	-	-

LG Capital Funding LLC	10%	February 24, 2021	-	-	-	-	-

Cavalry Fund I LP	10%	June 30, 2021	300,000	7,479	(202,193)	105,286	-
	10%	July 31, 2021	300,000	5,014	(126,476)	178,538	-
	10%	September 24, 2021	114,000	187	(112,126)	2,061	-

Mercer Street Global Opportunity Fund, LLC	10%	August 3, 2021	400,000	6,356	(168,885)	237,471	-

Pinz Capital Special Opportunities Fund LP	10%	August 5, 2021	100,000	1,534	(52,372)	49,162	-

Iroquois Master Fund Ltd.	10%	September 16, 2021	228,000	875	(219,255)	9,620	-

Total convertible notes payable			$1,505,000	$23,081	$(930,671)	$597,410	$359,362

					Unamortized	December 31, 2019	December 31, 2018
Description	Interest rate	Maturity Date	Principal	Accrued interest	debt discount	Balance, net	Balance, net

Power Up Lending Group	8%	April 30, 2019	-	-	-	-	38,645
	8%	September 15, 2019	-	-	-	-	11,869
	12%	November 12, 2020	93,000	1,223	(82,580)	11,643	-
	12%	December 23, 2020	63,000	166	(61,623)	1,543

Labrys Fund, LP	8%	December, 22 2018	-	-	-	-	129,758
	8%	April 25, 2019	-	-	-	-	126,826

JSJ Investments, Inc.	8%	July 26, 2019	-	-	-	-	46,751
	8%	October 8, 2019	-	-	-	-	24,855
	8%	March 29, 2020	-	-	-	-	-

GS Capital Partners, LLC	8%	May 11, 2019	-	-	-	-	41,543
	8%	August 14, 2019	10,000	17,557	-	27,557	61,693
	8%	August 14, 2019	150,000	24,789	-	174,789	53,056
	8%	September 19, 2019	-	-	-	-	14,557
	8%	September 19, 2019	-	-	-	-	10,134
	8%	February 4, 2020	48,000	6,228	(4,985)	49,243	-
	8%	February 4, 2020	-	-	-	-	-

Viktoria Akhmetova	15%	December 8, 2019	-	-	-	-	24,573

Joseph W and Patricia G Abrams	15%	December 10, 2019	-	-	-	-	31,964
	15%	January 27, 2020	-	-	-	-	4,496

Roman Shefer	15%	December 24, 2019	-	-	-	-	12,121

Crown Bridge Partners, LLC	8%	May 14, 2019	-	-	-	-	18,796
	8%	June 12, 2019	-	-	-	-	16,437
	8%	July 26, 2019	-	-		-	12,856
	8%	August 31, 2019	27,500	3,303	-	30,803	9,927
	8%	October 16, 2019	27,500	2,887	-	30,387	6,184

Alex Pereira	8%	November 11, 2019	-	-	-	-	3,189

Delinvest Commercial, LTD	15%	December 16, 2019	-	-	-	-	24,307
	15%	December 26, 2019	-	-	-	-	65,556

BOBA Management Corp	8%	January 23, 2020	-	-	-	-	-
	8%	October 8, 2019	-	-	-	-	-
	8%	July 16, 2020	-	-	-	-	-

Global Consulting Alliance	8%	September 15, 2019	-	-	-	-	-
	8%	May 24, 2020	-	-	-	-	-

Dieter Busenhart	6%	November 12, 2020	-	-	-	-	-
	6%	November 18, 2020	-	-	-	-	-

Odyssey Funding LLC	10%	November 15, 2020	200,000	2,521	(174,863)	27,658	-

Black Ice Advisors, LLC	10%	November 25, 2020	52,500	575	(47,336)	5,739	-
Total convertible notes payable			$671,500	$59,249	$(371,387)	$359,362	$790,093